Derivatives - Schedule of Financial Assets subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gross amount of recognized financial assets	R$ 41,854	R$ 23,466
Net amount of financial assets presented in the statement of financial position	41,854	23,466
Related amounts not offset in the statement of Financial position, financial instruments	(14,121)	(3,091)
Net amount	27,733	20,375
Gross amount of recognized financial liabilities	47,828	27,519
Net amount of financial assets presented in the statement of financial position	47,828	27,519
Related amounts not offset in the statement of Financial position, financial instruments	(14,121)	(3,091)
Related amounts not offset in the statement of Financial position, cash collateral received	(148)	(333)
Net amount	33,559	24,095
Securities purchased under agreements to resell [member]
Disclosure of offsetting of financial assets [line items]
Gross amount of recognized financial assets	198,422	280,132
Net amount of financial assets presented in the statement of financial position	198,422	280,132
Related amounts not offset in the statement of Financial position, financial instruments	(596)	(2,822)
Net amount	197,826	277,310
Gross amount of recognized financial liabilities	256,583	330,237
Net amount of financial assets presented in the statement of financial position	256,583	330,237
Related amounts not offset in the statement of Financial position, financial instruments	(23,509)	(23,079)
Net amount	R$ 233,074	R$ 307,158